UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund: BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 128.4%
Corporate — 6.3%
Dickinson County EDC, Michigan, Refunding RB, International Paper Co. Project, Series A, 5.75%, 6/01/16	$3,900	$3,909,321
Monroe County EDC, Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	10,695	14,261,675
		18,170,996
County/City/Special District/School District — 35.7%
Adrian City School District Michigan, GO (AGM) (a):
5.00%, 5/01/14	2,000	2,183,880
5.00%, 5/01/14	1,600	1,747,104
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.13%, 5/01/25	3,000	3,198,630
4.25%, 5/01/26	1,800	1,921,698
4.38%, 5/01/27	960	1,024,925
4.00%, 5/01/28	1,240	1,272,091
4.38%, 5/01/28	600	633,120
4.00%, 5/01/29	620	630,800
4.50%, 5/01/29	900	952,578
Bay City School District Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/36	2,800	2,919,448
Birmingham City School District Michigan, GO, School Building & Site (AGM), 5.00%, 11/01/33	1,000	1,033,220
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,840	2,008,250
5.00%, 4/01/26	2,000	2,168,100
5.00%, 4/01/27	500	539,895
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	500	529,510
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	750	842,190
5.50%, 5/01/41	1,355	1,516,082
County of Genesee Michigan, GO (NPFGC):
Refunding, Series A, 5.00%, 5/01/19	600	654,900
Water Supply System, 5.13%, 11/01/33	1,000	1,018,880
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	3,300	3,644,223

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Detroit City School District Michigan, GO, School Building & Site Improvement (NPFGC) (a):
Series A, 5.38%, 5/01/13	$1,300	$1,366,508
Series B, 5.00%, 5/01/13	2,850	2,985,119
Eaton Rapids Public Schools Michigan, GO, School Building & Site (AGM) (a):
5.25%, 5/01/14	1,325	1,439,149
5.25%, 5/01/14	1,675	1,819,301
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	3,070	3,168,885
Fraser Public School District, GO, School Building & Site (AGM), 5.00%, 5/01/25	2,000	2,186,500
Gibraltar School District Michigan, GO, School Building & Site Improvement (NPFGC) (a):
5.00%, 5/01/14	2,940	3,210,304
5.00%, 5/01/14	710	733,345
Goodrich Area School District, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	600	688,986
5.50%, 5/01/36	1,200	1,351,392
5.50%, 5/01/41	1,575	1,760,976
Grand Rapids Building Authority Michigan, RB, Series A (AMBAC) (a):
5.50%, 10/01/12	435	444,661
5.50%, 10/01/12	600	613,326
Gull Lake Community School District, GO, School Building & Site (AGM), 5.00%, 5/01/14 (a)	3,625	3,962,125
Harper Creek Community School District Michigan, GO, Refunding (AGM), 5.00%, 5/01/22	1,125	1,257,683
Harper Woods School District Michigan, GO, Refunding, School Building & Site (NPFGC), 5.00%, 5/01/34	430	440,195
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	4,100	4,507,048
L’Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM):
5.00%, 5/01/24	1,000	1,096,020
5.00%, 5/01/25	1,525	1,671,431
5.00%, 5/01/26	1,600	1,753,632
5.00%, 5/01/35	3,000	3,099,540
Lansing Building Authority Michigan, GO, Series A (NPFGC), 5.38%, 6/01/13 (a)	1,510	1,593,714
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC), 4.63%, 5/01/28	5,000	5,208,400

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Livonia Public Schools School District Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/24	$1,000	$1,061,860
Montrose Community Schools, GO (NPFGC), 6.20%, 5/01/17	1,000	1,229,230
Orchard View Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 11/01/13 (a)	5,320	5,694,900
Parchment School District, County of Kalamazoo, State of Michigan, GO, School Building and Site, 5.00%, 5/01/25	1,000	1,145,390
Pennfield School District Michigan, GO, School Building & Site (NPFGC) (a):
5.00%, 5/01/14	605	659,988
5.00%, 5/01/15	765	834,531
Reed City Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/14 (a)	1,425	1,557,525
Romulus Community Schools, GO, Refunding (AGM, Q-SBLF):
4.13%, 5/01/25	1,150	1,224,946
4.25%, 5/01/26	1,200	1,276,620
4.25%, 5/01/27	1,200	1,263,300
4.50%, 5/01/29	1,025	1,085,690
Southfield Public Schools Michigan, GO, School Building & Site, Series B (AGM), 5.00%, 5/01/14 (a)	2,000	2,185,140
Thornapple Kellogg School District Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/32	2,500	2,647,200
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/28	1,250	1,365,575
Warren Consolidated Schools District, GO, Unlimited Tax, 5.00%, 5/01/32	740	815,909
Zeeland Public Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/29	1,600	1,689,888
		102,535,456
Education — 9.6%
Eastern Michigan University, Refunding RB, General (AMBAC), 6.00%, 6/01/20	435	436,670
Grand Valley State University Michigan, RB, General (NPFGC), 5.50%, 2/01/18	2,070	2,295,382
Lake Superior State University, Refunding RB (AGM):
4.00%, 11/15/26	770	783,698
4.00%, 11/15/27	465	470,148
4.00%, 11/15/28	310	310,973
4.00%, 11/15/29	400	397,996
4.00%, 11/15/30	310	306,395

Municipal Bonds	Par (000)	Value
Michigan (continued)
Education (concluded)
Michigan Higher Education Facilities Authority, Refunding RB, Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	$1,720	$1,740,932
Michigan Higher Education Facilities Authority, Refunding RB, Limited Obligation, Creative Studies, 5.90%, 6/01/12 (a)	1,145	1,150,462
Michigan Higher Education Student Loan Authority, RB, Student Loan:
Series XVII-I, 5.20%, 3/01/24	2,900	2,963,133
Series XVII-P (AMBAC), 4.88%, 3/01/30	2,300	2,314,260
Series XVII-Q AMT (AMBAC), 5.00%, 3/01/31	3,000	3,046,500
Michigan State University, Refunding RB, General:
5.00%, 10/01/34	1,650	1,805,496
General, Series C, 5.00%, 2/15/40	4,700	5,113,365
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC), 5.00%, 7/01/24	2,100	2,166,486
Western Michigan University, Refunding RB, General, 5.25%, 11/15/40	2,100	2,315,250
		27,617,146
Health — 26.4%
Dickinson County Healthcare System, Refunding RB, Series A (ACA), 5.80%, 11/01/24	3,100	3,100,341
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA):
6.00%, 7/01/20	1,125	1,144,834
Series A, 5.38%, 7/01/20	615	615,443
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	4,750	5,134,418
Kent Hospital Finance Authority Michigan, RB, Spectrum Health, Series A, 5.00%, 11/15/29	4,500	4,970,430
Kent Hospital Finance Authority Michigan, Refunding RB, Butterworth, Series A (NPFGC), 7.25%, 1/15/13 (b)	330	339,237
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	3,700	4,140,448
Hospital, MidMichigan Obligation Group, Series A (AMBAC), 5.50%, 4/15/18	2,530	2,536,578

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (concluded)
Michigan State Hospital Finance Authority, RB (concluded):
Hospital, Oakwood Obligation Group, Series A, 5.75%, 4/01/13 (a)	$5,000	$5,079,850
McLaren Health Care, Series C, 5.00%, 8/01/35	1,000	1,058,160
MidMichigan Obligation Group, Series A, 5.00%, 4/15/26	620	641,421
MidMichigan Obligation Group, Series A, 5.00%, 4/15/36	3,550	3,620,077
Trinity Health Credit, 5.00%, 12/01/31	3,100	3,441,155
Trinity Health Credit, 5.00%, 12/01/35	3,100	3,352,402
Trinity Health Credit, Series C, 5.38%, 12/01/12 (a)	3,410	3,442,497
Michigan State Hospital Finance Authority, Refunding RB:
4.00%, 12/01/32 (c)	6,200	6,148,230
Henry Ford Health System, Series A, 5.25%, 11/15/46	2,500	2,585,325
Hospital, Crittenton, Series A, 5.63%, 3/01/27	2,050	2,070,090
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/21	600	650,598
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/25	3,260	3,435,681
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/37	630	644,729
Hospital, Sparrow Obligated, 5.00%, 11/15/31	3,100	3,241,701
Mclaren Health Care, 5.75%, 5/15/38	4,500	4,949,280
Oakwood Obligated Group, 5.00%, 11/01/32 (c)	4,000	4,255,520
Trinity Health Credit, Series A, 6.25%, 12/01/28	930	1,074,513
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,000	1,181,510
Trinity Health Credit, Series C, 5.38%, 12/01/12 (a)	1,000	1,030,160
Trinity Health Credit, Series C, 5.38%, 12/01/12 (a)	345	355,405
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,271,680
Sturgis Building Authority, RB, Sturgis Hospital Project (NPFGC), 4.75%, 10/01/34	475	481,151
		75,992,864

Municipal Bonds	Par (000)	Value
Michigan (continued)
Housing — 4.6%
Michigan State HDA, RB:
Deaconess Tower AMT (Ginnie Mae), 5.25%, 2/20/48	$1,000	$1,023,720
Series A, 4.75%, 12/01/25	4,400	4,726,568
Series A, AMT (NPFGC), 5.30%, 10/01/37	130	130,068
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 4/20/37	3,775	3,826,642
Michigan State HDA, Refunding RB, Series A, 6.05%, 10/01/41	3,260	3,506,651
		13,213,649
State — 16.2%
Michigan Municipal Bond Authority, Refunding RB, Local Government, Charter County Wayne, Series B (AGC), 5.38%, 11/01/24	125	144,359
Michigan State Building Authority, Refunding RB:
Facilities Program, Series H (AGM), 5.00%, 10/15/26	4,500	5,027,895
Series I, 5.50%, 10/15/45	1,250	1,402,712
Series I (AGC), 5.25%, 10/15/26	600	682,392
Series II (NPFGC), 5.00%, 10/15/29	3,500	3,639,510
Michigan State Building Authority, Refunding RB, Facilities Program, Series I:
6.25%, 10/15/38	3,900	4,491,981
(AGC), 5.25%, 10/15/24	4,000	4,621,400
(AGC), 5.25%, 10/15/25	2,000	2,293,820
Michigan State Finance Authority, RB, Series F:
5.00%, 4/01/31	1,000	1,048,970
5.25%, 10/01/41	6,085	6,379,636
Michigan Strategic Fund, RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	1,500	1,653,885
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	5,250	5,763,817
State of Michigan Trunk Line Revenue, RB:
5.00%, 11/15/29	1,000	1,147,870
5.00%, 11/15/33	1,850	2,095,902
5.00%, 11/15/36	3,500	3,946,915
State of Michigan, COP (AMBAC), 5.56%, 6/01/22 (b)(d)	3,000	2,340,390
		46,681,454

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Transportation — 11.6%
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	$7,525	$7,844,512
5.25%, 12/01/26	6,300	6,535,494
5.00%, 12/01/34	4,435	4,450,700
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/25	4,000	4,356,480
5.75%, 12/01/26	1,000	1,079,560
5.38%, 12/01/32	8,700	9,089,064
		33,355,810
Utilities — 18.0%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	3,000	3,586,920
Second Lien, Series B (NPFGC), 5.00%, 7/01/13 (a)	1,550	1,634,599
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	6,000	6,029,340
Series B (NPFGC), 5.25%, 7/01/13 (a)	11,790	12,467,925
City of Detroit Michigan, Refunding RB:
(NPFGC), 6.25%, 7/01/12 (b)	280	282,554
Second Lien, Series C (AGM), 5.00%, 7/01/29	10,570	10,784,360
City of Port Huron Michigan, RB, Water Supply:
5.25%, 10/01/31	310	333,098
5.63%, 10/01/40	1,000	1,080,770
Lansing Board of Water & Light Utilities, RB, Series A:
5.00%, 7/01/27	1,970	2,248,105
5.00%, 7/01/31	4,230	4,744,960
5.00%, 7/01/37	2,065	2,294,091
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	3,000	3,467,010
Michigan Municipal Bond Authority, RB:
Clean Water Revolving-Pooled, 5.00%, 10/01/27	1,240	1,442,616
State Clean Water, 5.00%, 10/01/27	1,250	1,436,387
		51,832,735
Total Municipal Bonds in Michigan		369,400,110

Guam — 1.5%
County/City/Special District/School District — 0.5%
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	1,400	1,484,518

Municipal Bonds	Par (000)	Value
Guam (concluded)
State — 0.9%
Government of Guam Business Privilege, RB, Series A, 5.13%, 1/01/42	$2,300	$2,496,075
Utilities — 0.1%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	265	285,938
Total Municipal Bonds in Guam		4,266,531

Puerto Rico — 8.0%
State — 5.0%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	2,000	2,215,500
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 5.50%, 8/01/42	500	539,510
First Sub-Series C (AGM), 5.13%, 8/01/42	5,100	5,418,495
Series A-1, 5.25%, 8/01/43	1,070	1,143,477
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (d):
5.18%, 8/01/43	12,500	2,132,750
5.00%, 8/01/46	20,000	2,797,400
		14,247,132
Transportation — 1.1%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	2,750	3,185,600
Utilities — 1.9%
Puerto Rico Electric Power Authority, RB, 5.50%, 7/01/38	1,400	1,439,648
Puerto Rico Electric Power Authority, Refunding RB, 5.00%, 7/01/42 (c)	4,100	4,093,358
		5,533,006
Total Municipal Bonds in Puerto Rico		22,965,738

Total Municipal Bonds – 137.9%		396,632,379

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Michigan — 19.6%
County/City/Special District/School District — 8.4%
City of Grand Rapids Michigan, RB (NPFGC), 5.00%, 1/01/34	11,387	11,926,714
Lakewood Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/37	6,470	7,112,341

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2012	4

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Michigan (concluded)
County/City/Special District/School District (concluded)
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	$4,650	$4,990,845
		24,029,900
Education — 7.3%
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	7,500	8,080,200
Wayne State University, Refunding RB:
5.00%, 11/15/35	5,997	6,413,840
General (AGM), 5.00%, 11/15/35	6,210	6,641,657
		21,135,697
Health — 1.3%
Michigan Finance Authority, RB, Refunding Trinity Health, 5.00%, 12/01/39	3,350	3,603,394
Housing — 2.6%
Michigan State HDA, RB, Series A, 6.00%, 10/01/45	6,990	7,470,807
Total Municipal Bonds in Michigan		56,239,798

Puerto Rico — 0.4%
State — 0.4%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,060	1,159,852
Total Municipal Bonds in Puerto Rico		1,159,852

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 20.0%		57,399,650
Total Long-Term Investments (Cost – $425,783,880) – 157.9%		454,032,029

Short-Term Securities	Shares	Value
BIF Michigan Municipal Money Fund, 0.00% (f)(g)	9,426,044	$9,426,044
Total Short-Term Securities (Cost – $9,426,044) – 3.3%		9,426,044
Total Investments (Cost - $435,209,924*) – 161.2%		463,458,073
Liabilities in Excess of Other Assets – (1.0)%		(2,754,053)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (9.9)%		(28,596,975)
VRDP Shares, at Liquidation Value – (50.3)%		(144,600,000)
Net Assets Applicable to Common Shares – 100.0%		$287,507,045

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$406,813,333
Gross unrealized appreciation	$29,391,394
Gross unrealized depreciation	(1,325,539)
Net unrealized appreciation	$28,065,855

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America Merrill Lynch	$6,148,230	$50,840
Morgan Stanley & Co., Inc.	$4,093,358	$44,034
RBC Capital Markets	$4,255,520	$27,880

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

BIF Michigan Municipal Money Fund	6,928,754	2,497,290	9,426,044	—

(g)	Represents the current yield as of report date.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2012	5

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
170	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$22,487,813	$(270,636)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]	—	$454,032,029	—	$454,032,029
Short-Term Securities	$9,426,044	—	—	9,426,044
Total	$9,426,044	$454,032,029	—	$463,458,073

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(270,636)	—	—	$(270,636)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$225,000	—	—	$225,000
Liabilities:
Bank Overdraft	(12,050)	—	—	(12,050)
TOB trust certificates	—	$(28,578,885)	—	(28,578,885)
VRDP Shares	—	(144,600,000)	—	(144,600,000)
Total	$212,950	$(173,178,885)	—	$(172,965,935)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 22, 2012